Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary shares	Subscription receivables	Additional paid-in capital	Retained earnings (Accumulated deficit)	Accumulated other comprehensive income (loss)	Total
Balance at Mar. 31, 2021	$ 172	$ (172)		$ 638,579	$ 3,416	$ 641,995
Balance (in Shares) at Mar. 31, 2021	1,721,250
Issuance of ordinary shares	$ 976	(976)
Issuance of ordinary shares (in Shares)	9,753,750
Net loss				(510,905)		(510,905)
Foreign currency translation adjustments					(2,388)	(2,388)
Balance at Mar. 31, 2022	$ 1,148	(1,148)		127,674	1,028	128,702
Balance (in Shares) at Mar. 31, 2022	11,475,000
Net loss				(207,169)		(207,169)
Forgiveness of debt by major shareholders			2,025,475			2,025,475
Net between subscription receivables and additional paid-in capital		1,148	(1,148)
Foreign currency translation adjustments					(2)	(2)
Balance at Mar. 31, 2023	$ 1,148		2,024,327	(79,495)	1,026	$ 1,947,006
Balance (in Shares) at Mar. 31, 2023	11,475,000					11,475,000	[1]
Issuance of ordinary shares	$ 127		794,771			$ 794,898
Issuance of ordinary shares (in Shares)	1,275,000
Issuance of ordinary shares pursuant to IPO, net of offering cost	$ 288		9,343,125			9,343,413
Issuance of ordinary shares pursuant to IPO, net of offering cost (in Shares)	2,875,000
Share based awards to directors and employees of the Group			1,871,499			1,871,499
Net loss				(4,589,478)		(4,589,478)
Foreign currency translation adjustments					(81,850)	(81,850)
Balance at Mar. 31, 2024	$ 1,563		$ 14,033,722	$ (4,668,973)	$ (80,824)	$ 9,285,488
Balance (in Shares) at Mar. 31, 2024	15,625,000					15,625,000	[1]

[1]	Shares and per share data are presented on a retroactive basis to reflect the ordinary shares issuance and share split.